STOCKHOLDERS EQUITY (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
STOCKHOLDERS EQUITY
2022		$ 3,221,000
2023		3,221,000
2024		2,876,000
Unamortized deferred compensation		9,318,000
Deferred compensation balance recorded at acquisition date,		$ 9,680,000
Deferred compensation balance recorded at acquisition date, share		3,623,433
Vested portion of deferred compensation	$ (2,415,000)	$ (362,000)
Unamortized deferred compensation balance	$ 6,903,000	$ 9,318,000
Vested portion of deferred compensation unvested shares	(904,207)	(135,425)
Unamortized deferred compensation balance unvested shares	2,583,801	3,488,008